Interest in joint venture	9 Months Ended
Sep. 30, 2022
Interests In Other Entities [Abstract]
Interest in joint venture
On December 14, 2020, the Company announced the formation of a new joint venture company, Overland ADCT BioPharma, with Overland Pharmaceuticals (“Overland”), a fully integrated biopharmaceutical company backed by Hillhouse Capital. Overland ADCT BioPharma will develop and commercialize one of the Company’s ADC products, ZYNLONTA, and three of the Company’s ADC product candidates, ADCT-601, ADCT-602 and ADCT-901, in greater China and Singapore. The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of September 30, 2022 and 2021, respectively.

(in KUSD)
Interest in joint venture
January 1, 2022	41,236
Share of results in joint venture	(6,549)
September 30, 2022	34,687

January 1, 2021	47,908
Share of results in joint venture	(3,906)
September 30, 2021	44,002
As of September 30, 2022, the deferred gain of USD 23.5 million arising from the Company’s contribution for its equity investment in the joint venture remained unchanged from December 31, 2021. The Company’s carrying value of its investment in a joint venture increases or decreases in relation to the Company’s proportionate share of comprehensive income or loss of the joint venture. When the Company’s share of losses of a joint venture exceeds the Company’s interest in that joint venture less the carrying value of the deferred gain described above, the Company ceases to recognize its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture.
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	September 30, 2022	December 31, 2021
Cash and cash equivalents	24,445	39,318
Prepaid and other current assets	516	15
Intangible assets	48,040	48,040
Total liabilities	3,711	2,828
Net assets	69,290	84,545

Summarized Statement of Comprehensive Loss	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Operating expenses	4,950	4,465	14,317	8,120
Net loss	4,346	4,511	13,009	7,972